Segment and Geographic Information - Additional Information (Details) (USD $)	3 Months Ended							9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information
Number of operating segments								3		3
Gain on lawsuit settlements		$ 700,000	$ 500,000	$ 8,400,000	$ 8,300,000				$ 17,200,000	$ 17,900,000
Change in fair value of contingent consideration liabilities	(712,000)	200,000	(1,892,000)	(1,200,000)	1,300,000	(200,000)	1,600,000	(1,765,000)	(1,787,000)	(1,643,000)	1,408,000	0
Restructuring and acquisition related expenses	2,206,000		116,000					7,391,000	2,558,000	2,751,000	7,590,000	668,000
North America
Segment Reporting Information
Number of reportable segments								1		1
Gain on lawsuit settlements			500,000						17,200,000	17,900,000
Change in fair value of contingent consideration liabilities										2,000,000	2,000,000
Europe
Segment Reporting Information
Change in fair value of contingent consideration liabilities	800,000		2,100,000					(2,700,000)	(1,900,000)	(3,600,000)		(600,000)
Restructuring and acquisition related expenses	$ 1,600,000							$ 5,300,000